Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities
Net loss for the year	$ (39,490)		$ (37,809)		$ (24,183)
Adjustments to reconcile net loss to net cash generated from/(used in) operating activities (note)
Depreciation of property and equipment	5,595		7,948		6,165
Amortization of intangible assets	1,231		2,101		2,223
Allowance for doubtful accounts	7,680		27
Impairment/(recovery) of receivables from and prepayments to Kankan	(1,516)		8,723
Loss on disposal of property and equipment	37		85		85
Share-based compensation	5,294		8,330		9,348
Share of loss from equity investees	307	[1]	1,875	[1]	195
Investment income on short-term investments	(1,117)		(728)		(506)
Impairment of property and equipment			20
Impairment of inventories	200
Impairment of intangible assets			4,833
Impairment of long-term investments	7,794		596
Deemed disposal gain on long-term investments			(491)		(689)
Interest expense accrued on long-term payable	239		239		239
Deferred taxes	1,748		(2,214)		(954)
Deferred government grants	(1,050)		(3,493)		(3,473)
Changes in operating assets and liabilities:
Accounts receivable	13,256		(20,040)		(5,168)
Prepayments and other assets	(2,000)		(11,418)		13,947
Due from/to related parties	11,457		(4,879)		(1,180)
Accounts payable	(27,728)		9,037		15,855
Inventories	(10,178)		(2,925)		59
Contract liabilities	7,680		(510)		2,631
Income tax payable	(390)		339		147
Accrued liabilities and other payables	(14,657)		26,138		2,229
Net cash generated from/(used in) operating activities	(35,608)		(14,216)		16,970
Cash flows from investing activities
Purchase of short-term investments	(287,553)		(244,781)		(209,034)
Proceeds from disposal of short-term investments	223,738		291,568		94,139
Proceeds from disposal of property and equipment	442		23		22
Proceeds from disposal of long-term investments			191		3,670
Purchase of intangible assets	(2,121)		(481)		(121)
Acquisition of long-term investments			(2,793)		(33,233)
(Loans to)/repayment of loans from employees	201		423		(22)
Acquisition of property and equipment	(1,419)		(5,318)		(13,756)
Payment for constructions in progress	(2,645)		(3,624)
Net cash (used in) /generated from investing activities	(69,357)		35,208		(158,335)
Cash flows from financing activities
Repurchase of shares			(358)		(14,319)
Prepayment for share repurchase plan					712
Governments grants received	732		2,908		2,508
Proceeds from exercise of vested share options			11		58
Contribution by non-controlling interest	197
Net cash (used in) /generated from financing activities	929		2,561		(11,041)
Net (decrease)/increase in cash and cash equivalents	(104,036)		23,553		(152,406)
Cash and cash equivalents at beginning of year	233,479		199,504		361,777
Effect of exchange rates on cash and cash equivalents	(6,513)		10,422		(9,867)
Cash and cash equivalents at end of year	122,930		233,479		199,504
Supplemental disclosure of cash flow information
Income tax paid
Non cash investing and financing activities
Acquisition of property and equipment in form of other payables	$ (1,093)		$ (2,774)		$ (1,773)

[1]	In 2018, the Group recognized a full impairment of USD 229,000 and share of loss amounted to USD 78,000 for its equity interest in Zhuhai Qianyou, accounted for using equity method, after taking into account the latest operation status and financial position.